  YieldMax Ultra Short Option Income Strategy ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

PURCHASED OPTIONS - 1.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 1.1%
Align Technology, Inc., Expiration: 8/7/2026; Exercise Price: $177.50	$1,014,960	60	$6,750
Carrier Global Corp., Expiration: 8/7/2026; Exercise Price: $67.00	1,359,820	220	3,850
CAVA Group, Inc., Expiration: 8/7/2026; Exercise Price: $75.00	600,116	92	3,082
Centene Corp., Expiration: 8/7/2026; Exercise Price: $68.00	1,679,940	270	4,995
Conagra Brands, Inc., Expiration: 8/7/2026; Exercise Price: $15.50	1,044,720	720	1,800
Eaton Corp. PLC, Expiration: 8/7/2026; Exercise Price: $435.00	622,800	15	4,200
Etsy, Inc., Expiration: 8/7/2026; Exercise Price: $91.00	873,976	107	24,503
GameStop Corp., Expiration: 8/7/2026; Exercise Price: $25.00	434,400	200	700
GameStop Corp., Expiration: 8/7/2026; Exercise Price: $24.00	434,400	200	800
Invesco QQQ Trust Series 1, Expiration: 8/7/2026; Exercise Price: $710.00	1,513,578	22	2,321
KKR & Co., Inc., Expiration: 8/7/2026; Exercise Price: $110.00	1,866,312	184	4,600
Lennar Corp., Expiration: 8/7/2026; Exercise Price: $90.00	1,399,950	170	3,400
Live Nation Entertainment, Inc., Expiration: 8/7/2026; Exercise Price: $190.00	1,462,692	84	2,940
Lyft, Inc., Expiration: 8/7/2026; Exercise Price: $17.00	808,860	510	25,500
Marathon Petroleum Corp., Expiration: 8/21/2026; Exercise Price: $340.00	1,708,938	54	28,890
Nike, Inc., Expiration: 8/7/2026; Exercise Price: $45.50	1,518,244	364	4,004
Oklo, Inc., Expiration: 8/7/2026; Exercise Price: $45.00	388,300	100	6,550
Pegasystems, Inc., Expiration: 8/21/2026; Exercise Price: $30.00	473,525	155	29,063
Rivian Automotive, Inc., Expiration: 8/7/2026; Exercise Price: $17.50	1,114,104	732	4,392
Rocket Lab Corp., Expiration: 8/7/2026; Exercise Price: $68.00	344,235	53	10,997
Salesforce, Inc., Expiration: 8/7/2026; Exercise Price: $200.00	920,100	50	3,000
Simon Property Group, Inc., Expiration: 8/21/2026; Exercise Price: $250.00	389,929	17	1,955
Starbucks Corp., Expiration: 8/7/2026; Exercise Price: $116.00	1,726,100	164	1,640
Target Corp., Expiration: 8/7/2026; Exercise Price: $155.00	1,993,962	138	1,518
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $330.00	871,388	28	6,034
T-Mobile US, Inc., Expiration: 8/7/2026; Exercise Price: $187.50	863,550	50	5,625
VF Corp., Expiration: 8/7/2026; Exercise Price: $16.50	655,856	458	1,603
			194,712

TOTAL PURCHASED OPTIONS (Cost $192,982)			194,712

SHORT-TERM INVESTMENTS - 97.0%
Money Market Funds - 7.8%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		1,427,828	1,427,828

U.S. Treasury Bills - 89.2%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$5,485,000	5,483,357

U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)	$4,096,000	$4,083,267
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)	1,500,000	1,479,803
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)	5,467,000	5,353,508
		16,399,935

TOTAL SHORT-TERM INVESTMENTS (Cost $17,826,327)		17,827,763

TOTAL INVESTMENTS - 98.1% (Cost $18,019,309)		$18,022,475
Other Assets in Excess of Liabilities - 1.9%		345,693
TOTAL NET ASSETS - 100.0%		$18,368,168

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $16,399,670.

  YieldMax Ultra Short Option Income Strategy ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.9)%
Align Technology, Inc., Expiration: 8/7/2026; Exercise Price: $172.50	$(507,480)	(30)	$(6,975)
Carrier Global Corp., Expiration: 8/7/2026; Exercise Price: $63.00	(679,910)	(110)	(7,975)
CAVA Group, Inc., Expiration: 8/7/2026; Exercise Price: $70.00	(300,058)	(46)	(2,392)
Centene Corp., Expiration: 8/7/2026; Exercise Price: $63.00	(839,970)	(135)	(15,660)
Conagra Brands, Inc., Expiration: 8/7/2026; Exercise Price: $15.00	(522,360)	(360)	(4,500)
GameStop Corp., Expiration: 8/7/2026; Exercise Price: $22.50	(434,400)	(200)	(1,900)
Invesco QQQ Trust Series 1, Expiration: 8/7/2026; Exercise Price: $700.00	(756,789)	(11)	(3,773)
KKR & Co., Inc., Expiration: 8/7/2026; Exercise Price: $103.00	(933,156)	(92)	(16,560)
Lennar Corp., Expiration: 8/7/2026; Exercise Price: $84.00	(699,975)	(85)	(8,075)
Live Nation Entertainment, Inc., Expiration: 8/7/2026; Exercise Price: $177.50	(731,346)	(42)	(7,665)
Marathon Petroleum Corp., Expiration: 8/21/2026; Exercise Price: $310.00	(854,469)	(27)	(45,900)
Nike, Inc., Expiration: 8/7/2026; Exercise Price: $42.50	(759,122)	(182)	(9,009)
Rivian Automotive, Inc., Expiration: 8/7/2026; Exercise Price: $16.50	(557,052)	(366)	(5,124)
Starbucks Corp., Expiration: 8/7/2026; Exercise Price: $108.00	(863,050)	(82)	(6,314)
Target Corp., Expiration: 8/7/2026; Exercise Price: $146.00	(996,981)	(69)	(12,351)
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $320.00	(435,694)	(14)	(6,230)
T-Mobile US, Inc., Expiration: 8/7/2026; Exercise Price: $172.50	(431,775)	(25)	(8,375)
VF Corp., Expiration: 8/7/2026; Exercise Price: $16.00	(327,928)	(229)	(916)
			(169,694)

Put Options - (1.3)%
Align Technology, Inc., Expiration: 8/7/2026; Exercise Price: $162.50	(507,480)	(30)	(4,125)
Carrier Global Corp., Expiration: 8/7/2026; Exercise Price: $60.00	(679,910)	(110)	(6,050)
CAVA Group, Inc., Expiration: 8/7/2026; Exercise Price: $64.00	(300,058)	(46)	(6,808)
Centene Corp., Expiration: 8/7/2026; Exercise Price: $60.00	(839,970)	(135)	(7,898)
Conagra Brands, Inc., Expiration: 8/7/2026; Exercise Price: $14.50	(522,360)	(360)	(9,900)
Eaton Corp. PLC, Expiration: 8/7/2026; Exercise Price: $395.00	(622,800)	(15)	(4,275)
Etsy, Inc., Expiration: 8/7/2026; Exercise Price: $80.00	(873,976)	(107)	(44,673)
GameStop Corp., Expiration: 8/7/2026; Exercise Price: $21.50	(434,400)	(200)	(3,900)
Invesco QQQ Trust Series 1, Expiration: 8/7/2026; Exercise Price: $673.00	(756,789)	(11)	(4,054)
KKR & Co., Inc., Expiration: 8/7/2026; Exercise Price: $98.00	(933,156)	(92)	(8,510)
Lennar Corp., Expiration: 8/7/2026; Exercise Price: $80.00	(699,975)	(85)	(5,737)
Live Nation Entertainment, Inc., Expiration: 8/7/2026; Exercise Price: $170.00	(731,346)	(42)	(6,300)

Lyft, Inc., Expiration: 8/7/2026; Exercise Price: $15.00	$(808,860)	(510)	$(27,285)
Marathon Petroleum Corp., Expiration: 8/21/2026; Exercise Price: $280.00	(854,469)	(27)	(6,412)
Nike, Inc., Expiration: 8/7/2026; Exercise Price: $40.50	(759,122)	(182)	(4,914)
Oklo, Inc., Expiration: 8/7/2026; Exercise Price: $39.00	(388,300)	(100)	(24,850)
Pegasystems, Inc., Expiration: 8/21/2026; Exercise Price: $25.00	(473,525)	(155)	(3,487)
Rivian Automotive, Inc., Expiration: 8/7/2026; Exercise Price: $15.00	(557,052)	(366)	(13,542)
Rocket Lab Corp., Expiration: 8/7/2026; Exercise Price: $58.00	(344,235)	(53)	(4,478)
Salesforce, Inc., Expiration: 8/7/2026; Exercise Price: $177.50	(920,100)	(50)	(9,775)
Simon Property Group, Inc., Expiration: 8/21/2026; Exercise Price: $220.00	(389,929)	(17)	(3,528)
Starbucks Corp., Expiration: 8/7/2026; Exercise Price: $104.00	(863,050)	(82)	(9,553)
Target Corp., Expiration: 8/7/2026; Exercise Price: $140.00	(996,981)	(69)	(5,313)
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $290.00	(435,694)	(14)	(1,862)
T-Mobile US, Inc., Expiration: 8/7/2026; Exercise Price: $165.00	(431,775)	(25)	(2,000)
VF Corp., Expiration: 8/7/2026; Exercise Price: $14.50	(327,928)	(229)	(10,191)
			(239,420)

TOTAL WRITTEN OPTIONS (Premiums received $468,173)			$(409,114)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

  YieldMax Ultra Short Option Income Strategy ETF

   Schedule of Securities Sold Short

  July 31, 2026 (Unaudited)

COMMON STOCKS - (85.5)%	Shares	Value
Consumer Discretionary Products - (15.1)%
Lennar Corp. - Class A	(8,500)	$(699,975)
Nike, Inc. - Class B	(18,200)	(759,122)
Rivian Automotive, Inc. - Class A	(36,600)	(557,052)
Tesla, Inc.	(1,400)	(435,694)
VF Corp.	(22,900)	(327,928)
		(2,779,771)

Consumer Discretionary Services - (10.3)%
CAVA Group, Inc.	(4,600)	(300,058)
Live Nation Entertainment, Inc.	(4,200)	(731,346)
Starbucks Corp.	(8,200)	(863,050)
		(1,894,454)

Consumer Staple Products - (2.9)%
Conagra Brands, Inc.	(36,000)	(522,360)

Financial Services - (5.1)%
KKR & Co., Inc.	(9,200)	(933,156)

Health Care - (7.3)%
Align Technology, Inc.	(3,000)	(507,480)
Centene Corp.	(13,500)	(839,970)
		(1,347,450)

Industrial Products - (9.0)%
Carrier Global Corp.	(11,000)	(679,910)
Eaton Corp. PLC	(1,500)	(622,800)
Rocket Lab Corp.	(5,300)	(344,235)
		(1,646,945)

Media - (4.4)%
Lyft, Inc. - Class A	(51,000)	(808,860)

Oil & Gas - (4.7)%
Marathon Petroleum Corp.	(2,700)	(854,469)

Real Estate - (2.1)%
Simon Property Group, Inc. - REIT	(1,700)	(389,929)

Retail & Wholesale - Discretionary - (7.1)%
Etsy, Inc.	(10,700)	(873,976)

GameStop Corp. - Class A	(20,000)	$(434,400)
		(1,308,376)

Retail & Wholesale - Staples - (5.4)%
Target Corp.	(6,900)	(996,981)

Software & Tech Services - (7.6)%
Pegasystems, Inc.	(15,500)	(473,525)
Salesforce, Inc.	(5,000)	(920,100)
		(1,393,625)

Telecommunications - (2.4)%
T-Mobile US, Inc.	(2,500)	(431,775)

Utilities - (2.1)%
Oklo, Inc. - Class A	(10,000)	(388,300)

TOTAL COMMON STOCKS (Proceeds ($15,489,164))		(15,696,451)

EXCHANGE TRADED FUNDS - (4.1)%	Shares	Value
Invesco QQQ Trust Series 1	(1,100)	(756,789)

TOTAL EXCHANGE TRADED FUNDS (Proceeds ($778,971))		(756,789)

TOTAL SECURITIES SOLD SHORT - (89.6)% (Proceeds $16,268,135)		$(16,453,240)

Percentages are stated as a percent of net assets. REIT – Real Estate Investment Trust